Note 36 - Transactions on behalf of third parties (Tables)	12 Months Ended
Dec. 31, 2017
Transactions on behalf of third parties
Transactions on behalf of Third Parties
Transactions on Behalf of Third Parties (Millions of euros)
	2017	2016	2015
Financial instruments entrusted to BBVA by third parties	624,822	637,761	664,911
Conditional bills and other securities received for collection	14,775	16,054	15,064
Securities lending	5,485	3,968	4,125
Total	645,081	657,783	684,100

Customer funds by type
Customer Funds by Type (Millions of euros)
	2017	2016	2015
Asset management by type of customer (*):
Collective investment	60,939	55,037	54,419
Pension funds	33,985	33,418	31,542
Customer portfolios managed	36,901	40,805	42,074
Of which:
Portfolios managed on a discretionary basis	19,628	18,165	19,919
Other resources	3,081	2,831	3,786
Customer resources distributed but not managed by type of product:
Collective investment	3,407	3,695	4,181
Insurance products	35	39	41
Other	-	-	31
Total	138,347	135,824	136,074

(*) Excludes balances from securitization funds.